Accounts Payable - Summary of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accounts payable	¥ 102,616	¥ 107,887
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Accounts payable	19,531	20,983
China Tower [member]
Disclosure of financial liabilities [line items]
Accounts payable	4,312	2,850
Third parties [member]
Disclosure of financial liabilities [line items]
Accounts payable	78,123	83,418
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 650	¥ 636